VALUATION PROVISIONS OF INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2024
Classes of current inventories [abstract]
Schedule of gross and net inventories

In millions	September 30, 2024	December 31, 2023
Gross inventories	$1,376.2	$1,129.0
Net realizable value valuation provision	(37.7)	(29.4)
Net inventories	$1,338.5	$1,099.6

In millions	September 30, 2024	December 31, 2023
Net inventories
Raw materials and consumables	$42.3	$45.0
Work in progress	46.8	48.7
Finished goods	1,249.4	1,005.9
Total	$1,338.5	$1,099.6